Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2010 Fund (formerly Fidelity Flex℠ Freedom 2010 Fund)

December 31, 2019

Z10-QTLY-0220
1.9884233.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	254	$3,824
Fidelity Series Commodity Strategy Fund (a)	859	4,088
Fidelity Series Large Cap Growth Index Fund (a)	257	3,000
Fidelity Series Large Cap Stock Fund (a)	190	3,008
Fidelity Series Large Cap Value Index Fund (a)	428	5,646
Fidelity Series Small Cap Opportunities Fund (a)	111	1,556
Fidelity Series Value Discovery Fund (a)	132	1,788
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,981)		22,910

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	52	592
Fidelity Series Emerging Markets Fund (a)	79	773
Fidelity Series Emerging Markets Opportunities Fund (a)	337	6,946
Fidelity Series International Growth Fund (a)	224	3,933
Fidelity Series International Index Fund (a)	123	1,307
Fidelity Series International Small Cap Fund (a)	68	1,175
Fidelity Series International Value Fund (a)	397	3,931
Fidelity Series Overseas Fund (a)	194	2,090
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,292)		20,747

Bond Funds - 46.7%
Fidelity Series Corporate Bond Fund (a)	748	8,016
Fidelity Series Emerging Markets Debt Fund (a)	76	733
Fidelity Series Floating Rate High Income Fund (a)	18	171
Fidelity Series Government Bond Index Fund (a)	1,042	10,904
Fidelity Series High Income Fund (a)	91	875
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,096	11,014
Fidelity Series International Credit Fund (a)	6	61
Fidelity Series Investment Grade Bond Fund (a)	995	11,506
Fidelity Series Investment Grade Securitized Fund (a)	769	7,920
Fidelity Series Long-Term Treasury Bond Index Fund (a)	336	2,960
Fidelity Series Real Estate Income Fund (a)	50	556
TOTAL BOND FUNDS
(Cost $54,283)		54,716

Short-Term Funds - 16.1%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	3,780	3,780
Fidelity Series Short-Term Credit Fund (a)	376	3,789
Fidelity Series Treasury Bill Index Fund (a)	1,135	11,346
TOTAL SHORT-TERM FUNDS
(Cost $18,878)		18,915
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,434)		117,288
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$117,293

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$881	$62	$999	$--	$(108)	$164	$--
Fidelity Series Blue Chip Growth Fund	1,587	3,067	1,120	194	48	242	3,824
Fidelity Series Canada Fund	461	108	26	13	1	48	592
Fidelity Series Commodity Strategy Fund	3,246	1,029	194	61	(13)	20	4,088
Fidelity Series Corporate Bond Fund	--	8,011	1	100	--	6	8,016
Fidelity Series Emerging Markets Debt Fund	762	49	79	35	(6)	7	733
Fidelity Series Emerging Markets Fund	584	191	8	17	--	6	773
Fidelity Series Emerging Markets Opportunities Fund	5,285	1,272	327	173	12	704	6,946
Fidelity Series Floating Rate High Income Fund	163	7	--	7	--	1	171
Fidelity Series Government Bond Index Fund	--	11,072	15	92	--	(153)	10,904
Fidelity Series Government Money Market Fund 1.65%	12,791	1,826	10,837	171	--	--	3,780
Fidelity Series Growth Company Fund	3,217	53	3,399	--	317	(188)	--
Fidelity Series High Income Fund	819	41	2	42	--	17	875
Fidelity Series Inflation-Protected Bond Index Fund	10,235	1,073	581	146	9	278	11,014
Fidelity Series International Credit Fund	56	4	--	4	--	1	61
Fidelity Series International Growth Fund	4,296	452	1,426	138	88	523	3,933
Fidelity Series International Index Fund	--	1,249	--	25	--	58	1,307
Fidelity Series International Small Cap Fund	1,030	76	49	49	(1)	119	1,175
Fidelity Series International Value Fund	4,268	612	1,220	153	(83)	354	3,931
Fidelity Series Intrinsic Opportunities Fund	3,953	251	4,063	146	(240)	99	--
Fidelity Series Investment Grade Bond Fund	33,629	2,645	25,975	613	630	577	11,506
Fidelity Series Investment Grade Securitized Fund	--	8,011	17	123	--	(74)	7,920
Fidelity Series Large Cap Growth Index Fund	--	3,400	658	37	24	234	3,000
Fidelity Series Large Cap Stock Fund	3,426	412	1,096	223	21	245	3,008
Fidelity Series Large Cap Value Index Fund	956	5,779	1,193	346	20	84	5,646
Fidelity Series Long-Term Treasury Bond Index Fund	5,340	654	3,233	294	287	(88)	2,960
Fidelity Series Opportunistic Insights Fund	1,730	27	1,845	--	116	(28)	--
Fidelity Series Overseas Fund	--	1,923	--	8	--	167	2,090
Fidelity Series Real Estate Income Fund	510	36	1	33	--	11	556
Fidelity Series Short-Term Credit Fund	3,198	604	49	72	--	36	3,789
Fidelity Series Small Cap Discovery Fund	463	15	489	10	1	10	--
Fidelity Series Small Cap Opportunities Fund	1,420	441	380	89	(18)	93	1,556
Fidelity Series Stock Selector Large Cap Value Fund	2,610	104	2,870	--	(3)	159	--
Fidelity Series Treasury Bill Index Fund	--	11,372	26	56	--	--	11,346
Fidelity Series Value Discovery Fund	1,848	323	541	70	1	157	1,788
	$108,764	$66,251	$62,719	$3,540	$1,103	$3,889	$117,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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